Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2026	Sep. 30, 2025
Common Class A [Member]
Common stock, par value	$ 0.025	$ 0.025
Common stock, shares authorized	1,000,000,000	1,000,000,000
Common stock, shares issued	6,126,971	6,086,971
Common stock, shares outstanding	6,126,971	6,086,971
Common Class B [Member]
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	50,000,000	50,000,000
Common stock, shares issued	2,041,839	2,041,839
Common stock, shares outstanding	2,041,839	2,041,839